Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Mid Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	MSMFX
Core Fixed Income Portfolio | Class C
Risk/Return:
Trading Symbol	MSCFX
Core Plus Fixed Income Portfolio | Class C
Risk/Return:
Trading Symbol	MSCKX
Corporate Bond Portfolio | Class C
Risk/Return:
Trading Symbol	MSBOX
High Yield Portfolio | Class C
Risk/Return:
Trading Symbol	MSHDX
Limited Duration Portfolio | Class C
Risk/Return:
Trading Symbol	MSLDX
Strategic Income Portfolio | Class C
Risk/Return:
Trading Symbol	MSPDX
Global Strategist Portfolio | Class C
Risk/Return:
Trading Symbol	MSSOX